Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

8. Property, Plant and Equipment

DECEMBER 31	2011	2010	Estimated life

Land and land improvements	$118.5	$107.6	n/a to 15
Machinery and equipment	2,819.2	2,751.3	3-8
Buildings	739.0	718.0	20-40
Construction in progress	177.8	125.3	n/a
Property, plant and equipment	$3,854.5	$3,702.2
Less accumulated depreciation	(2,733.3)	(2,676.4)

Net of depreciation	$1,121.2	$1,025.8

	0000000	0000000	0000000
DEPRECIATION INCLUDED IN	2011	2010	2009

Cost of sales	$221.0	$233.6	$252.4
Selling, general and administrative expenses	8.7	8.7	15.4
Research, development and engineering expenses	20.0	21.4	23.4

Total	$249.7	$263.7	$291.2

No fixed asset impairments were recognized during 2011. Total fixed asset impairments in 2010 were $1.0 million, of which all were associated with restructuring activities. Total impairments recognized in 2009 were $5.3 million, of which all were associated with restructuring activities.

The net book value of machinery and equipment under capital lease contracts recorded as of December 31, 2011 and 2010, amounted to $0.9 million and $1.6 million, respectively. The net book value of buildings and land under capital lease contracts recorded as of December 31, 2011 and 2010, amounted to $2.1 and $3.7 million, respectively.